Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Stock-based compensation expense	$ 4,777	$ 7,549
Accrued expenses	14,708	19,868
Differences in income recognition related to receivable portfolios	20,612	45,419
Net operating losses	46,615	26,386
Difference in basis of bond and loan costs	7,878	3,007
Other	522	6,067
Total deferred tax assets	95,112	108,296
Valuation allowance	(34,642)	(18,892)
Net deferred tax assets	60,470	89,404
Deferred tax liabilities:
State taxes	(1,237)	(377)
Deferred court costs	(20,207)	(19,860)
Difference in basis of amortizable assets	(18,573)	(16,488)
Difference in basis of depreciable assets	(2,059)	(7,705)
Other	(9,144)	(1,555)
Deferred tax liabilities gross	(51,220)	(45,985)
Net deferred tax asset	$ 9,250	$ 43,419